Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivables	$ 750,798	$ 286,956
Less: Allowance for credit losses	(7,887)	(8,056)
Total, net	$ 742,911	$ 278,900